Issued Capital and Equity Incentive Plan - Summary of Fair Value of Performance Awards Granted by Using Monte Carlo Simulation Model (Details) - Restricted Shares Rights – Performance Share Units
shares in Thousands, $ in Thousands
		9 Months Ended
	Aug. 21, 2018 USD ($) shares	Sep. 30, 2018 shares	Aug. 21, 2018 CAD ($)
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares	699	699
Correlation coefficient between the peer group companies	13.10%		13.10%
Risk-free interest rate	2.70%		2.70%
Dividend rate	0.00%		0.00%
Annualized volatility	71.90%		71.90%
Peer Group average volatility	65.90%		65.90%
Estimated forfeiture rate	11.60%		11.60%
Fair value per PSUs granted	$ 4,030		$ 8,500
Total fair value of PSUs granted, prior to forfeiture rate adjustment (CDN$) | $			$ 5,945,000